SEGMENT REPORTING - Company's revenue (Details)	6 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenue	$ 3,852,847	¥ 25,169,279	¥ 30,405,153
Cost of revenues and related tax	2,824,620	18,452,239	18,437,241
Gross profit	1,028,227	6,717,040	11,967,912
Depreciation and amortization	209,653	1,369,590	411,592
Total capital expenditures		375,569	1,310,630
Goods transferred at a point in time [Member]
Revenue		12,048,244	13,785,180
Services rendered over time [Member]
Revenue		13,121,035	16,619,973
Automation product and software [Member]
Revenue	1,931,601	12,618,460	22,572,055
Cost of revenues and related tax		9,483,892	13,991,321
Gross profit		3,134,568	8,580,734
Depreciation and amortization		57,223	47,122
Total capital expenditures		19,014	12,967
Automation product and software [Member] | Goods transferred at a point in time [Member]
Revenue		2,293,393	5,978,167
Automation product and software [Member] | Services rendered over time [Member]
Revenue		10,325,067	16,593,888
Equipment and accessories [Member]
Revenue	1,493,247	9,754,851	7,807,013
Cost of revenues and related tax		6,713,438	4,174,481
Gross profit		3,041,413	3,632,532
Depreciation and amortization		308,956	350,850
Total capital expenditures		53,760	0
Equipment and accessories [Member] | Goods transferred at a point in time [Member]
Revenue		9,754,851	7,807,013
Equipment and accessories [Member] | Services rendered over time [Member]
Revenue		0	0
Oilfield environmental protection [Member]
Revenue	$ 427,999	2,795,968	26,085
Cost of revenues and related tax		2,254,909	271,439
Gross profit		541,059	(245,354)
Depreciation and amortization		1,003,411	13,620
Total capital expenditures		302,795	1,297,663
Oilfield environmental protection [Member] | Goods transferred at a point in time [Member]
Revenue		0	0
Oilfield environmental protection [Member] | Services rendered over time [Member]
Revenue		¥ 2,795,968	¥ 26,085